Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets
	December 31,
Deferred tax assets:	2023	2022

Deferred taxes due to carryforward losses	$12,474	$9,843

Valuation allowance	(12,474)	(9,843)
Income tax expenses	--	--